Document and Entity Information	Apr. 23, 2021
Prospectus:
Document Type	497
Document Period End Date	Apr. 23, 2021
Entity Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Entity Central Index Key	0000836487
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 23, 2021
Document Effective Date	Apr. 23, 2021
Prospectus Date	Apr. 30, 2020
Emerging Markets Small Cap Portfolio | Class I
Prospectus:
Trading Symbol	MSEMX
Emerging Markets Small Cap Portfolio | Class A
Prospectus:
Trading Symbol	MSEOX
Emerging Markets Small Cap Portfolio | Class C
Prospectus:
Trading Symbol	MSESX
Emerging Markets Small Cap Portfolio | Class IS
Prospectus:
Trading Symbol	MSETX